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JEREMY J. CLEMENS

Jeremy.clemens@dechert.com

+1 617 728 7103 Direct

+1 617 275 8371 Fax

February 13, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 651 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 651 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 652 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of registering Class P Shares of the Goldman Sachs Growth Opportunities Fund, the Goldman Sachs Small/Mid Cap Growth Fund and the Goldman Sachs Technology Opportunities Fund (the “Funds”).

The Funds are existing series of the Registrant that currently offer Class A, Class C, Institutional, Service, Investor, Class R (with respect to Goldman Sachs Growth Opportunities Fund and Goldman Sachs Small/Mid Cap Growth Fund only), Class R6 and Class T Shares. The Amendment is making no material changes to the Funds’ investment strategies, policies, or risks. As discussed telephonically with the Securities and Exchange Commission Staff, the Registrant intends to request Rule 485(b)(1)(vii) relief to register Class P Shares for approximately 75 additional series of the Registrant and two series of Goldman Sachs Trust II on or about April 14, 2018.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7103.

Sincerely,

/s/ Jeremy J. Clemens

Jeremy J. Clemens

cc:	Joon Kim, Goldman Sachs Asset Management, L.P.